Subsequent Events	12 Months Ended
Feb. 01, 2014
Subsequent Events

21. Subsequent Events

Holdco Notes

On March 5, 2014, the Issuers irrevocably called for redemption, on April 4, 2014, $58.0 million aggregate principal amount of the Holdco Notes outstanding. As a result of the redemption notice, $58.0 million of the Holdco Notes have been classified within the current maturities of long-term debt within the Company’s Consolidated Balance Sheet as of February 1, 2014. In addition, the Company will recognize a loss on the extinguishment of long-term debt of approximately $3.7 million in the first quarter of Fiscal 2014 representing approximately $1.2 million in redemption premiums and the write off of approximately $1.6 million and $0.9 million in deferred financing costs and unamortized original issue discount, respectively.

Stockholders Agreement

On March 13, 2014, we, the managers and the investors entered into an Amended and Restated Stockholders Agreement (the “Amended Agreement”). The Amended Agreement provides that all managers other than such managers who are Senior Vice Presidents or above and such other persons designated from time to time by the Company’s board of directors as “senior managers” , may sell shares of our common stock subject to the Stockholders Agreement to the public, in accordance with applicable securities laws and the Company’s insider trading policy, as follows: up to 25% from and after adoption of Amended Agreement (the “Effective Date”), up to 50% from and after six months from the Effective Date, up to 75% from and after nine months from the Effective Date, and without quantity restriction from and after the one year anniversary of the Effective Date. Prior to the effectiveness of the Amended Agreement, managers were prohibited from selling shares of our common stock subject to the Stockholders Agreement other than in proportion to sales by the investors of their Company common stock until the expiration of the Stockholders Agreement, which will occur on the earlier of the fifth anniversary of our Offering or the time the investors have sold two-thirds (2/3) of their original holdings of our common stock. Senior managers remain subject to this restriction on sale under the Amended Agreement. In the event that the investors sell a percentage of their shares that is higher than the percentage allowed by the provision described above, all managers will be able to sell up to the percentage then sold by the investors. The Amended Agreement provides that non-senior managers will (i) be released from the Amended Agreement from and after the first anniversary of the Effective Date, and (ii) not have piggyback registration rights on future registered offerings of our common stock by the investors. Senior managers retain piggyback registration rights.